Share Capital - Fair Value (Details)	12 Months Ended
	Dec. 31, 2017 CAD year	Dec. 31, 2016 CAD year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend per option	CAD 0.72	CAD 0.96
Expected life of share options from vesting date (years) | year	1.95	1.91
Expected forfeiture rate (percent)	9.00%	9.30%
Weighted average exercise price (in CAD per option)	CAD 25.46	CAD 27.72
Weighted average fair value (in CAD per option)	CAD 1.15	CAD 0.37
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	16.70%	24.90%
Range of risk-free interest rates used (percent)	0.90%	0.40%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of expected volatilities used (percent)	32.90%	39.60%
Range of risk-free interest rates used (percent)	1.90%	1.10%